Omnibus Incentive Compensation Plan (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($) shares
Units
Unvested, end of period	$ 1,712
Employee equity compensation
Units
Unvested, beginning of period | shares	206,668
Vested | shares	20,000
Unvested, end of period | shares	186,668
Unvested, beginning of period	$ 1,141
Vested	110
Unvested, end of period	$ 1,031
Non-Employee equity compensation
Units
Unvested, beginning of period | shares	492,500
Vested | shares	0
Unvested, end of period | shares	492,500
Unvested, beginning of period	$ 2,993
Vested	0
Unvested, end of period	$ 2,993